S000055816 [Member] Shareholder Fees - U.S. Quality ESG Fund	Mar. 31, 2026 USD ($)
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class K
Prospectus [Line Items]
Shareholder Fee, Other	$ 0